Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Operating revenues	$ 6,005	$ 6,066	$ 12,016	$ 12,120
Operating costs	(3,308)	(3,421)	(6,754)	(6,937)
Severance, acquisition and other costs	(22)	(100)	(251)	(149)
Depreciation	(945)	(936)	(1,891)	(1,854)
Amortization	(325)	(296)	(641)	(579)
Finance costs
Interest expense	(426)	(359)	(842)	(703)
Net return on post-employment benefit plans	17	27	33	54
Impairment of assets	(60)	0	(73)	(34)
Other expense	(101)	(311)	(139)	(190)
Income taxes	(231)	(273)	(397)	(543)
Net earnings	604	397	1,061	1,185
Net earnings attributable to:
Common shareholders	537	329	939	1,054
Preferred shareholders	46	46	93	92
Non-controlling interest	$ 21	$ 22	$ 29	$ 39
Net earnings per common share - basic and diluted
Net earnings per common share - basic (in CAD per share)	$ 0.59	$ 0.37	$ 1.03	$ 1.16
Net earnings per common share - diluted (in CAD per share)	$ 0.59	$ 0.37	$ 1.03	$ 1.16
Weighted average number of common shares outstanding - basic (millions) (in shares)	912.3	912.2	912.3	912.2